Provision for contingencies (Detils Text) (Detail) - BRL (R$) R$ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Provision For Contingencies Details Text [Abstract]
Tax lawsuits classified as possible losses, for which no provision was recognized	R$ 22,160	R$ 25,800
Tax lawsuits classified as possible losses		R$ 29,726	R$ 25,800